Cover	Sep. 01, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 01, 2022
Entity Registrant Name	Hippo Holdings Inc.
Entity Incorporation, Date of Incorporation	DE
Entity File Number	001-39711
Entity Tax Identification Number	32-0662604
Entity Address, Address Line One	150 Forest Avenue
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	650
Local Phone Number	294-8463
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001828105
Amendment Flag	false
Common stock, $0.0001 par value per share
Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	HIPO
Security Exchange Name	NYSE
Warrants to purchase common stock
Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	HIPO.WS
Security Exchange Name	NYSE